Other Assets	12 Months Ended
Dec. 31, 2022
Miscellaneous assets [abstract]
Other Assets	OTHER ASSETSOther assets of €1,998 at December 31, 2022 and €2,101 at December 31, 2021, and respectively consisted of prepaid expenses related to current operating expenses.